Fair Value of Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Measured on Recurring Basis - Fair Value, Recurring [Member] - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Measured on Recurring Basis [Line Items]
Related party notes payable
Notes payable
The9 Conditional Obligation
Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Measured on Recurring Basis [Line Items]
Related party notes payable
Notes payable
The9 Conditional Obligation
Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Measured on Recurring Basis [Line Items]
Related party notes payable	21,627	21,522
Notes payable	71,064	32,222
The9 Conditional Obligation	$ 1,128	$ 5,000